Consolidated Statements of Cash Flows $ in Thousands, $ in Millions	12 Months Ended
	Oct. 31, 2021 CAD ($)	Oct. 31, 2020 CAD ($)
Cash provided by (used in):
Net income	$ 22,380	$ 19,405
Adjustments to determine net cash flows:
Provision for (recovery of) credit losses	(322)	(344)
Income tax provision	8,409	7,347
Interest income	(89,488)	(86,094)
Interest expense	29,331	31,969
Amortization	1,729	1,149
Foreign exchange rate changes on debt	743	0
Interest received	85,390	83,363
Interest paid	(30,803)	(30,913)
Income taxes paid	(1,388)	0
Loans	(443,684)	(57,398)
Deposits	287,104	166,542
Change in other assets and liabilities	22,294	4,569
Net cash flows from (used in) operating activities	(108,305)	139,595
Investing:
Acquisition of Digital Boundary Group, net of cash acquired (note 4)	(7,473)	0
Purchase of investment (note 7)	(953)	0
Proceeds from sale and maturity of securities	0	10,000
Purchase of property and equipment	(14)	(245)
Net cash flows from (used in) investing activities	(8,440)	9,755
Financing:
Issuance of subordinated notes payable, net of issue costs (note 10)	89,498	0
Issuance of common shares, net of issue costs (note 13)	73,226	0
Redemption of preferred shares (note 13)	(16,813)	0
Repayment of loan assumed from Digital Boundary Group	(1,410)	0
Redemption of securitization liability (note 11)	(8,631)	(24,530)
Dividends paid	(3,846)	(4,280)
Repayment of lease obligations	(621)	(355)
Income taxes paid	0	(1,686)
Net cash flows from (used in) financing activities	131,403	(30,851)
Change in cash	14,658	118,499
Effect of exchange rate changes on cash	(779)	0
Cash, beginning of year	257,644	139,145
Cash, end of year (note 5)	$ 271,523	$ 257,644